Securities, 424I - Securities, 424I: 1	Dec. 10, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share (1)(2)
Fee Rate	0.00014%
Amount of Registration Fee	$ 2,382.23